Note 20 - Financial Instruments (Details) - Financial Instruments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 41,069	$ 42,293	$ 27,898	$ 32,562
Short-term investments	21,481	33,606
Reported Value Measurement [Member]
Assets
Cash and cash equivalents	41,069	42,293
Restricted cash	164	173
Short-term investments	21,481	33,606
Long-term investments in available-for-sale securities		1,284
Estimate of Fair Value Measurement [Member]
Assets
Cash and cash equivalents	41,069	42,293
Restricted cash	164	173
Short-term investments	21,481	33,606
Long-term investments in available-for-sale securities		$ 1,284